Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Leases payable	R$ 1,588,673	R$ 46,066
Total [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	17,224,800
Currency and interest rate hedging instruments	588,400
Trade payables	2,700,100
Leases payable	2,043,800
Less than 1 year [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	1,532,000
Currency and interest rate hedging instruments	131,100
Trade payables	2,700,100
Leases payable	310,000
Between 1 and 3 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	5,954,900
Currency and interest rate hedging instruments	143,700
Trade payables	0
Leases payable	904,700
Between 3 and 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	4,686,300
Currency and interest rate hedging instruments	129,300
Trade payables	0
Leases payable	508,700
More than 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	5,051,500
Currency and interest rate hedging instruments	184,300
Trade payables	0
Leases payable	R$ 320,400